Long-term debt (Tables)	3 Months Ended
Mar. 31, 2012
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	March 31,2012	December 31, 2011	March 31, 2012	December 31, 2011
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	1,163	496	3,371	2,693
Others	17	9	177	52
Fixed Rate Notes
US dollars	—	410	10,132	10,073
EUR	—	—	999	970
Accrued charges	201	221	—	—
	1,381	1,136	14,679	13,788
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M)	303	246	5,260	5,245
Basket of currencies	2	1	2	—
Non-convertible debentures	—	—	2,560	2,505
Accrued charges	164	112	—	—
	469	359	7,822	7,750
Total	1,850	1,495	22,501	21,538

Maturities of Long-term Debt

2013	2,820
2014	1,272
2015	981
2016	1,638
2017 and after	15,790
22,501

Annual interest rates on long-term debt

Up to 3%	4,621
3.1% to 5% (*)	3,303
5.1% to 7%	8,905
7.1% to 9% (**)	2,907
9.1% to 11% (**)	3,048
Over 11% (**)	1,567
24,351

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of March 31, 2012				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	March 31, 2012	December 31, 2011
					(unaudited)
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,267	2,167
Tranche “B”	5	5	No date	6.5% p.a + IGP-DI	376	364
					2,643	2,531

Long-term portion					2,560	2,505
Accrued chages					83	26
					2,643	2,531

Indexation rates applied to debt

	Three-month period ended
	March 31, 2012	December 31, 2011	March 31, 2011
TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	(4.5)
IGP-M - General Price Index - Market	0.6	0.9	2.4
Appreciation (devaluation) of Real against US dollar	2.0	(0.7)	2.3